Document and Entity Information	12 Months Ended
Dec. 31, 2018 USD ($) shares
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC
Entity Central Index Key	0000004904
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity Public Float | $	$ 34,157,276,913
Entity Common Stock, Shares Outstanding	493,245,876
AEP Texas Inc. [Member]
Entity Registrant Name	AEP Texas Inc.
Entity Central Index Key	0001721781
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	100
AEP Transmission Co [Member]
Entity Registrant Name	AEP Transmission Company, LLC
Entity Central Index Key	0001702494
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Appalachian Power Co [Member]
Entity Registrant Name	APPALACHIAN POWER CO
Entity Central Index Key	0000006879
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	13,499,500
Indiana Michigan Power Co [Member]
Entity Registrant Name	INDIANA MICHIGAN POWER CO
Entity Central Index Key	0000050172
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,400,000
Ohio Power Co [Member]
Entity Registrant Name	OHIO POWER CO
Entity Central Index Key	0000073986
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	27,952,473
Public Service Co Of Oklahoma [Member]
Entity Registrant Name	PUBLIC SERVICE CO OF OKLAHOMA
Entity Central Index Key	0000081027
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	9,013,000
Southwestern Electric Power Co [Member]
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER CO
Entity Central Index Key	0000092487
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	7,536,640